SIGNIFICANT ACCOUNTING POLICIES (Changes in Accumulated Balances of Other Comprehensive Income, Net of Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of the period	$ 387	$ 536
Current period other comprehensive loss	(165)	(149)
Balance as of end of the period	222	387
Accumulated foreign currency translation differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of the period	387	536
Current period other comprehensive loss	(165)	(149)
Balance as of end of the period	$ 222	$ 387